Condensed Combined Debtors Finacial Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net income (loss)	$ (525,166)	$ (37,157)	$ 126,230
Net cash provided by (used in) operating activities	(114,873)	249,104	422,146
Cash flow from investing activities:
Capital expenditures	(36,645)	(52,625)	(181,458)
Purchase of available-for-sale securities	(6,000)
Net cash used in investing activities	(42,645)	(52,625)	(181,458)
Cash flow from financing activities:
Payments for shares issued under share-based compensation plan	(199)	(89)	(536)
Payments on long-term debt	(146,473)	(110,832)	(581,083)
Payments for financing costs	(4,530)	(25,423)	(4,070)
Net cash provided by (used in) financing activities	(151,202)	313,656	(292,449)
Increase (decrease in cash and cash equivalents	(308,720)	510,135	(51,761)
Cash, cash equivalents and restricted cash, beginning of period	626,168	116,033	167,794
Cash, cash equivalents and restricted cash, end of period	317,448	626,168	$ 116,033
Debtors
Cash flow from operating activities:
Net income (loss)	(518,569)
Adjustments to reconcile net loss to net cash used in operating activities	408,344
Net cash provided by (used in) operating activities	(110,225)
Cash flow from investing activities:
Capital expenditures	(36,645)
Purchase of available-for-sale securities	(6,000)
Net cash used in investing activities	(42,645)
Cash flow from financing activities:
Payments for shares issued under share-based compensation plan	(199)
Payments on long-term debt	(146,473)
Payments for financing costs	(4,530)
Net cash provided by (used in) financing activities	(151,202)
Increase (decrease in cash and cash equivalents	(304,072)
Cash, cash equivalents and restricted cash, beginning of period	618,061
Cash, cash equivalents and restricted cash, end of period	$ 313,989	$ 618,061